Stock Incentive Plan (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2009
Allocated Share-based Compensation Expense	$ 1,030
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares		0	0
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Purchased for Award				5,100
Allocated Share-based Compensation Expense	$ 42
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares		0	0
Restricted Stock [Member] | Vest on December 31, 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares	1,000